Debt Obligations Schedule of Debt Obligations (FY) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018
Debt Instrument [Line Items]
Debt obligation		$ 1,847,983	$ 1,817,786	$ 1,060,690
Assumed market debt adjustments, net		4,517	5,254	4,490
Deferred financing costs		(14,028)	(16,042)	(9,024)
Total		1,838,472	1,806,998	1,056,156
Gross borrowings under revolving credit facility		65,000
Accumulated amortization, assumed market debt adjustments		4,200	3,700	6,100
Accumulated amortization, deferred financing costs		7,000	$ 5,400	$ 3,900
Weighted average interest rate on debt obligations			3.40%	3.00%		3.50%
Mortgages and notes payable
Debt Instrument [Line Items]
Debt obligation		226,415	$ 246,217	$ 228,721
Revolving credit facility
Debt Instrument [Line Items]
Interest rate			2.89%
Debt obligation		46,568	$ 61,569	176,969
Gross borrowings under revolving credit facility		151,000	437,000	590,800	$ 297,800
Gross payments under revolving credit facility		166,000	552,400	554,800	$ 448,500
Maximum borrowing capacity		500,000	500,000	500,000
Term loans
Debt Instrument [Line Items]
Debt obligation		1,205,000	$ 1,140,000	655,000
Secured loan facility due 2026
Debt Instrument [Line Items]
Interest rate			3.55%
Debt obligation			$ 175,000	0
Secured loan facility due 2027
Debt Instrument [Line Items]
Interest rate			3.52%
Debt obligation			$ 195,000	$ 0
Term loan due 2019
Debt Instrument [Line Items]
Debt obligation		$ 100,000	100,000
Term loan due 2022
Debt Instrument [Line Items]
Debt obligation			310,000
Maximum borrowing capacity			$ 375,000
Subsequent Event | Term loan due 2022
Debt Instrument [Line Items]
Proceeds from Debt	$ 65,000
Maximum | Mortgages and notes payable
Debt Instrument [Line Items]
Interest rate		7.91%	7.91%
Maximum | Term loans
Debt Instrument [Line Items]
Interest rate		3.93%	3.93%
Minimum | Mortgages and notes payable
Debt Instrument [Line Items]
Interest rate		3.75%	3.75%
Minimum | Term loans
Debt Instrument [Line Items]
Interest rate		2.51%	2.46%